SCHEDULE OF OPTION ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Weighted average remaining life	2 years
Outstanding Number of options	294,495
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Outstanding Number of options	294,495	152,495
Outstanding, beginning balance | $ / shares	$ 11.33	$ 25.39
Weighted average remaining life	2 years	2 years	2 years
Outstanding, beginning balance | $	$ 3,337,098	$ 3,871,098
Granted		160,000
Granted | $ / shares		$ 2.94
Granted weighted average remaining life	3 years	3 years
Granted | $		$ 470,400
Exercised
Exercised | $ / shares
Exercised | $
Expired	(160,000)	(18,000)
Expired | $ / shares	$ 2.94	$ 55.80
Expired | $	$ (470,400)	$ (1,004,400)
Outstanding Number of options	134,495	294,495	152,495
Outstanding, ending balance | $ / shares	$ 21.31	$ 11.33	$ 25.39
Outstanding, ending balance | $	$ 2,866,698	$ 3,337,098	$ 3,871,098